Securities - Summary of Non-Interest Revenue (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest,dividend and fee income [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 379	$ 416	$ 407
Securities gains other than trading [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Gain (losses) on securities other than trading fair value through through other comprehensive income	1	19	11
Gain (losses) on securities other than trading fair value through profit or loss	$ (202)	$ 281	$ 1,006